Supplement to the
Fidelity® Export and Multinational Fund
Class K
October 30, 2020
Prospectus

The following information supplements information found in the "Fund Summary" section under the heading "Principal Investment Strategies".

Reorganization. The Board of Trustees of each of Fidelity Summer Street Trust and Fidelity Hastings Street Trust has unanimously approved an Agreement and Plan of Reorganization (“Agreement”) between Fidelity® Export and Multinational Fund and Fidelity® Fund, a fund of Fidelity Hastings Street Trust.

Fidelity® Export and Multinational Fund seeks long-term growth of capital and Fidelity® Fund seeks long-term capital growth.

As a result of the proposed Reorganization, shareholders of Fidelity® Export and Multinational Fund (retail class) and Class K of Fidelity® Export and Multinational Fund would receive, respectively, Fidelity® Fund (retail class) and Class K shares of Fidelity® Fund.

The Agreement provides for the transfer of all of the assets and the assumption of all of the liabilities of Fidelity® Export and Multinational Fund in exchange for corresponding shares of Fidelity® Fund equal in total value to the total value of shares of Fidelity® Export and Multinational Fund. After the exchange, Fidelity® Export and Multinational Fund will distribute the Fidelity® Fund shares to its shareholders pro rata, in liquidation of Fidelity® Export and Multinational Fund (these transactions are referred to as the “Reorganization”).

The Reorganization, which does not require shareholder approval, is expected to take place on or about April 16, 2021. The Reorganization is expected to be a tax-free transaction. This means that neither Fidelity® Export and Multinational Fund nor its shareholders will recognize any gain or loss as a direct result of the Reorganization.

In connection with the Reorganization, effective after the close of business on December 31, 2020, new positions in Fidelity® Export and Multinational Fund (the fund) may no longer be opened. Shareholders of the fund on that date may continue to add to their fund positions existing on that date. Investors who did not own shares of the fund on December 31, 2020 generally will not be allowed to buy shares of the fund except that new fund positions may be opened: 1) by participants in most group employer retirement plans (and their successor plans) if the fund had been established (or was in the process of being established) as an investment option under the plans (or under another plan sponsored by the same employer) by December 31, 2020, 2) by participants in a 401(a) plan covered by a master record keeping services agreement between Fidelity and a national federation of employers that included the fund as a core investment option by December 31, 2020, 3) for accounts managed on a discretionary basis by certain registered investment advisers that have discretionary assets of at least $500 million invested in mutual funds and have included the fund in their discretionary account program since December 31, 2020, 4) by a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, 5) by a portfolio manager of the fund, and 6) by a fee deferral plan offered to trustees of certain Fidelity funds, if the fund is an investment option under the plan. These restrictions generally will apply to investments made directly with Fidelity and investments made through intermediaries. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

For more detailed information, please contact Fidelity at 1-800-544-8544 (retail class) or 1-800-835-5092 (Class K).

EXF-K-20-02 1.900367.108	November 25, 2020

Supplement to the
Fidelity® Export and Multinational Fund
October 30, 2020
Prospectus

The following information supplements information found in the "Fund Summary" section under the heading "Principal Investment Strategies".

Reorganization. The Board of Trustees of each of Fidelity Summer Street Trust and Fidelity Hastings Street Trust has unanimously approved an Agreement and Plan of Reorganization (“Agreement”) between Fidelity® Export and Multinational Fund and Fidelity® Fund, a fund of Fidelity Hastings Street Trust.

Fidelity® Export and Multinational Fund seeks long-term growth of capital and Fidelity® Fund seeks long-term capital growth.

As a result of the proposed Reorganization, shareholders of Fidelity® Export and Multinational Fund (retail class) and Class K of Fidelity® Export and Multinational Fund would receive, respectively, Fidelity® Fund (retail class) and Class K shares of Fidelity® Fund.

The Agreement provides for the transfer of all of the assets and the assumption of all of the liabilities of Fidelity® Export and Multinational Fund in exchange for corresponding shares of Fidelity® Fund equal in total value to the total value of shares of Fidelity® Export and Multinational Fund. After the exchange, Fidelity® Export and Multinational Fund will distribute the Fidelity® Fund shares to its shareholders pro rata, in liquidation of Fidelity® Export and Multinational Fund (these transactions are referred to as the “Reorganization”).

The Reorganization, which does not require shareholder approval, is expected to take place on or about April 16, 2021. The Reorganization is expected to be a tax-free transaction. This means that neither Fidelity® Export and Multinational Fund nor its shareholders will recognize any gain or loss as a direct result of the Reorganization.

In connection with the Reorganization, effective after the close of business on December 31, 2020, new positions in Fidelity® Export and Multinational Fund (the fund) may no longer be opened. Shareholders of the fund on that date may continue to add to their fund positions existing on that date. Investors who did not own shares of the fund on December 31, 2020 generally will not be allowed to buy shares of the fund except that new fund positions may be opened: 1) by participants in most group employer retirement plans (and their successor plans) if the fund had been established (or was in the process of being established) as an investment option under the plans (or under another plan sponsored by the same employer) by December 31, 2020, 2) by participants in a 401(a) plan covered by a master record keeping services agreement between Fidelity and a national federation of employers that included the fund as a core investment option by December 31, 2020, 3) for accounts managed on a discretionary basis by certain registered investment advisers that have discretionary assets of at least $500 million invested in mutual funds and have included the fund in their discretionary account program since December 31, 2020, 4) by a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, 5) by a portfolio manager of the fund, and 6) by a fee deferral plan offered to trustees of certain Fidelity funds, if the fund is an investment option under the plan. These restrictions generally will apply to investments made directly with Fidelity and investments made through intermediaries. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

For more detailed information, please contact Fidelity at 1-800-544-8544 (retail class) or 1-800-835-5092 (Class K).

EXF-20-02 1.734045.127	November 25, 2020